UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2538

                                    --------


                           Touchstone Investment Trust
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        221 East Fourth Street, Suite 300
                            Cincinnati, OH 45202-4133
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Registrant's telephone number, including area code: 513/362-8000

Date of fiscal year end: 09/30

Date of reporting period: 12/31/04

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Investment Trust
Core Bond Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
  Principal                                                           Market
    Amount    Investment Securities -- 99.3%                           Value
--------------------------------------------------------------------------------
              Corporate Bonds -- 31.6%
$     66,000  Kaiser Found Hospital, 9.550%, 7/15/05 ...........   $     68,233
     550,000  Washington Mutual Inc, 2.400%, 11/3/05 ...........        546,455
     575,000  British Telecom PLC, 7.875%, 12/15/05 ............        599,719
     303,000  PG&E Corp, 2.300%, 4/3/06 ........................        303,249
     475,000  Nisource Finance Corp, 3.200%, 11/1/06 ...........        470,736
     670,000  Household Finance Corp, 5.750%, 1/30/07 ..........        699,385
     535,000  Safeway Inc, 4.800%, 7/16/07 .....................        547,671
     950,000  Wachovia Bank, 4.850%, 7/30/07 ...................        985,076
     450,000  Duke Realty Corp, 7.375%, 8/1/07 .................        492,777
     795,000  General Motors Acceptance Corp, 6.125%, 8/28/07 ..        818,551
     830,000  American Honda Finance, 2.649%, 9/27/07 ..........        829,779
     450,000  National Rural Utilities, 3.250%, 10/1/07 ........        445,379
   1,160,000  American Express Bank FSB, 2.493%, 11/21/07 ......      1,159,512
     600,000  Pemex Project FDG Master Trust, 6.125%, 8/15/08 ..        636,000
     635,000  Ford Motor Credit Company, 5.625%, 10/1/08 .......        649,076
     700,000  Daimlerchrysler, 7.200%, 9/1/09 ..................        779,111
     450,000  Bank of New York Company Inc, 7.300%, 12/1/09 ....        511,847
     800,000  Credit Suisse FB USA Inc, 4.125%, 1/15/10 ........        795,835
     825,000  France Telecom, 8.500%, 3/1/11 ...................        984,145
     575,000  Alcoa Inc, 6.000%, 1/15/12 .......................        628,139
     275,000  General Mills Inc, 6.000%, 2/15/12 ...............        298,413
     920,000  Morgan Stanley, 4.750%, 4/1/14 ...................        896,455
     755,000  Key Bank NA, 5.800%, 7/1/14 ......................        799,609
     885,000  AGL Capital Corp, 4.950%, 1/15/15 ................        873,799
     600,000  Southern Power Company, 4.875%, 7/15/15 ..........        590,680
     150,000  Deere & Company, 8.950%, 6/15/19 .................        176,888
     485,000  General Electric Capital Corp, 6.750%, 3/15/32 ...        567,668
   1,340,000  Conocophillips, 5.900%, 10/15/32 .................      1,401,993
     535,000  Goldman Sachs Capital, 6.345%, 2/15/34 ...........        557,098
     400,000  Canadian Nat'l Railways, 6.250%, 8/1/34 ..........        432,822
                                                                   ------------
              Total Corporate Bonds ............................   $ 19,546,100
                                                                   ------------

              U.S. Government Agency Obligations -- 17.9%
$  2,435,000  FHLB Discount Note, 1/3/05 .......................   $  2,434,999
   1,620,000  FHLB, 3.125%, 9/15/06 ............................      1,618,310
     500,000  FNMA, 7.125%, 3/15/07 ............................        540,134
   1,925,000  FHLMC, 3.250%, 11/2/07 ...........................      1,915,437
     600,000  FNMA, 3.125%, 12/15/07 ...........................        594,091
   1,015,000  FHLMC, 3.875%, 1/12/09 ...........................      1,010,812
   1,250,000  FNMA, 5.250%, 1/15/09 ............................      1,319,625
     530,000  FNMA, 7.125%, 6/15/10 ............................        609,194
     535,000  FNMA, 4.375%, 9/15/12 ............................        535,220
     500,000  FHLMC, 4.500%, 7/15/13 ...........................        502,113
                                                                   ------------
              Total U.S. Government Agency Obligations .........   $ 11,079,935
                                                                   ------------

Touchstone Investment Trust
Core Bond Fund
(Continued)
================================================================================
  Principal                                                           Market
    Amount    Investment Securities -- 99.3% (Continued)               Value
--------------------------------------------------------------------------------
              Mortgage-Backed Securities -- 44.0%
$    515,817  FNMA, 6.500%, 6/1/16 .............................   $    547,076
   2,220,482  FNMA, 5.000%, 11/1/17 ............................      2,258,794
     404,911  FNMA, 6.000%, 11/1/17 ............................        424,538
     437,851  FNMA, 5.000%, 12/1/17 ............................        445,406
     181,609  FNMA, 4.500%, 1/1/18 .............................        181,440
     440,634  FNMA, 5.500%, 1/1/18 .............................        455,879
     463,078  FNMA, 5.500%, 1/1/18 .............................        479,100
     651,077  FNMA, 5.000%, 3/1/18 .............................        662,120
     540,122  FNMA, 4.500%, 6/1/18 .............................        539,619
   1,082,988  FNMA, 6.000%, 7/1/19 .............................      1,135,544
     179,195  GNMA, 3.750%, 9/20/24 ............................        181,675
     227,900  FNMA, 7.000%, 9/1/27 .............................        244,020
     157,197  GNMA, 4.000%, 10/17/29 ...........................        156,335
      71,278  FHLMC, 7.000%, 5/1/30 ............................         76,260
      77,070  FNMA, 8.000%, 5/1/30 .............................         83,568
      27,702  GNMA, 8.000%, 7/15/30 ............................         30,057
     356,884  FNMA, 7.500%, 1/1/31 .............................        382,399
     102,994  FNMA, 6.500%, 6/1/31 .............................        108,132
     707,812  FNMA, 6.500%, 7/1/31 .............................        743,121
     102,572  FNMA, 8.000%, 7/16/31 ............................        111,220
     608,993  FNMA, 6.500%, 6/1/32 .............................        641,742
     431,121  FHLMC, 6.500%, 8/1/32 ............................        452,695
     223,646  FNMA, 6.500%, 8/1/32 .............................        234,743
     961,495  FHLMC, 6.500%, 9/1/32 ............................      1,009,610
     459,199  FNMA, 6.500%, 9/1/32 .............................        481,984
      98,840  FNMA, 6.500%, 9/1/32 .............................        103,745
     442,281  FNMA, 7.000%, 4/1/33 .............................        468,675
     208,867  FHLMC, 5.500%, 5/1/33 ............................        212,379
     655,984  FNMA, 5.000%, 6/1/33 .............................        652,798
      30,496  FNMA, 6.000%, 6/1/33 .............................         31,779
     136,438  FNMA, 6.000%, 6/1/33 .............................        141,143
     940,165  FNMA, 5.500%, 7/1/33 .............................        955,284
   2,275,198  FNMA, 5.500%, 7/1/33 .............................      2,311,786
     212,123  FNMA, 6.000%, 7/1/33 .............................        219,439
     180,749  FHLMC, 5.000%, 8/1/33 ............................        179,871
     805,327  FNMA, 5.500%, 8/1/33 .............................        818,277
     362,259  FNMA, 5.000%, 10/1/33 ............................        360,134
     284,917  FNMA, 5.000%, 10/1/33 ............................        283,246
     700,287  FNMA, 5.500%, 10/1/33 ............................        711,549
     749,375  FMNA, 6.000%, 11/1/33 ............................        775,220
     284,876  FNMA, 5.000%, 11/1/33 ............................        283,205
     893,823  FNMA, 5.500%, 11/1/33 ............................        908,197
     353,478  FNMA, 6.000%, 12/1/33 ............................        365,669
   1,790,238  Wells Fargo Mortgage Backed Securities Trust,
                4.993%, 2/25/34 ................................      1,793,035
     451,216  FNMA, 5.000%, 4/1/34 .............................        447,914
     992,230  FNMA, 5.000%, 4/1/34 .............................        984,968
     187,535  FNMA, 5.000%, 5/1/34 .............................        186,163

Touchstone Investment Trust
Core Bond Fund
(Continued)
================================================================================
  Principal                                                           Market
    Amount    Investment Securities -- 99.3% (Continued)               Value
--------------------------------------------------------------------------------
              Mortgage-Backed Securities -- 44.0% (Continued)
$  1,220,949  GNMA, 6.000%, 7/15/34 ............................   $  1,266,291
     660,000  Banc of America Commercial Mortgage Inc,
                4.648%, 9/11/36 ................................        662,544
                                                                   ------------
              Total Mortgage-Backed Securities .................   $ 27,190,388
                                                                   ------------

              U.S. Treasury Obligations -- 0.9%
$    175,000  U.S. Treasury Notes, 4.375%, 5/15/07 .............   $    179,860
     340,000  U.S. Treasury Notes, 5.375%, 2/15/31 .............        367,652
                                                                   ------------
              Total U.S. Treasury Obligations ..................   $    547,512
                                                                   ------------

--------------------------------------------------------------------------------
                                                                      Market
    Shares                                                             Value
--------------------------------------------------------------------------------
              Cash Equivalents -- 4.9%
   3,000,000  Merrill Lynch Premier Money Market - Institutional   $  3,000,000
                                                                   ------------

              Total Investment Securities -- 99.3%
                (Cost $60,852,092) .............................   $ 61,363,935

              Other Assets in Excess of Liabilities -- 0.7% ....        412,641
                                                                   ------------

              Net Assets -- 100.0% .............................   $ 61,776,576
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
High Yield Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
  Principal                                                           Market
    Amount    Investment Securities -- 102.0%                          Value
--------------------------------------------------------------------------------
              Corporate Bonds -- 96.3%
$  1,184,801  American Airline, 9.710%, 1/2/07 .................   $  1,115,845
     140,000  Lyondell Chemical Co, 9.875%, 5/1/07 .............        146,650
     150,000  Grant Prideco Inc 144a, 9.625%, 12/1/07 ..........        167,625
     200,000  CSC Holdings Inc, 7.875%, 12/15/07 ...............        214,500
     100,000  BRL Universal Equipment, 8.875%, 2/15/08 .........        105,125
      67,000  Manor Care Inc, 8.000%, 3/1/08 ...................         73,920
   1,000,000  Interface Inc, 7.300%, 4/1/08 ....................      1,022,500
     200,000  Sequa Corp, 8.875%, 4/1/08 .......................        219,000
     100,000  Semco Energy Inc, 7.125%, 5/15/08 ................        107,027
     200,000  Avista Corp, 9.750%, 6/1/08 ......................        231,892
     400,000  Marsulex Inc, 9.625%, 7/1/08 .....................        408,000
     200,000  Stewart Enterprises, 10.750%, 7/1/08 .............        216,500
     250,000  Equistar Chemical Funding 144a, 10.125%, 9/1/08 ..        288,125
     500,000  Res-Car Inc, 10.625%, 11/15/08 ...................        551,250
     760,000  Longview Fibre Co, 10.000%, 1/15/09 ..............        830,300
      45,000  Integrated Electric Services, 9.375%, 2/1/09 .....         42,300
   1,900,000  Block Comm Inc, 9.250%, 4/15/09 ..................      2,070,999
      19,000  AES Corp, 9.500%, 6/1/09 .........................         21,613
     384,000  CSC Holdings Inc, 8.125%, 7/15/09 ................        420,000
     125,000  Schuler Homes, 9.375%, 7/15/09 ...................        134,375
      57,000  Allied Waste North America, 10.000%, 8/1/09 ......         59,850
     200,000  Williams Comm Group Inc, .000%, 10/1/09 * (a) ....              0
     115,000  K Hovnanian Enterprises, 6.000%, 1/15/10 .........        115,719
     144,000  Coinmach Corp, 9.000%, 2/1/10 ....................        150,480
     500,000  Northwest Pipeline Corp, 8.125%, 3/1/10 ..........        553,125
     400,000  Polyone Corp, 10.625%, 5/15/10 ...................        450,000
     500,000  Transmontaigne Inc, 9.125%, 6/1/10 ...............        542,500
     200,000  Tech Olympic USA Inc, 9.000%, 7/1/10 .............        214,000
     500,000  BE Aerospace, 8.500%, 10/1/10 ....................        550,000
     180,000  Pemex Project FDG Master Trust, 9.125%, 10/13/10 .        215,820
   1,000,000  Broder Brothers Co, 11.250%, 10/15/10 ............      1,045,000
     761,000  Paramount Resources Ltd, 7.875%, 11/1/10 .........        861,833
     175,000  Massey Energy Co, 6.625%, 11/15/10 ...............        182,875
   1,000,000  Cummins Inc, 9.500%, 12/1/10 .....................      1,135,000
     500,000  RH Donnelley Financial Corp 144a, 8.875%, 12/15/10        557,500
   1,000,000  Houghton Mifflin Co, 8.250%, 2/1/11 ..............      1,065,000
     100,000  Stone Container Corp, 9.750%, 2/1/11 .............        109,500
   1,000,000  Tembec Industries Inc, 8.500%, 2/1/11 ............      1,005,000
     500,000  WCI Communities Inc, 10.625%, 2/15/11 ............        555,000
   1,000,000  Chemed Corp, 8.750%, 2/24/11 .....................      1,045,000
     200,000  Briggs & Stratton Corp, 8.875%, 3/15/11 ..........        240,500
     968,000  Alpharma Inc, 8.625%, 5/1/11 .....................      1,011,560
     304,000  Canwest Media Inc, 10.625%, 5/15/11 ..............        341,240
     100,000  Lone Star Technologies, 9.000%, 6/1/11 ...........        107,000
     100,000  Meritage Corp, 9.750%, 6/1/11 ....................        110,500
   1,000,000  Fresenius Medical Capital Trust IV, 7.875%, 6/15/11     1,115,000

Touchstone Investment Trust
High Yield Fund
(Continued)
================================================================================
  Principal                                                           Market
    Amount    Investment Securities -- 102.0% (Continued)              Value
--------------------------------------------------------------------------------
              Corporate Bonds -- 96.3% (Continued)
$    900,000  Laidlaw International Inc, 10.750%, 6/15/11 ......   $  1,050,750
     800,000  Texas Industries Inc, 10.250%, 6/15/11 ...........        936,000
     100,000  MacDermid Inc, 9.125%, 7/15/11 ...................        111,000
     100,000  Quebecor Media Inc, 11.125%, 7/15/11 .............        114,250
     100,000  Teekay Shipping Corp 144a, 8.875%, 7/15/11 .......        116,000
   1,000,000  Case New Holland Inc, 9.250%, 8/1/11 .............      1,112,500
     280,000  Citgo Petroleum Corp, 6.000%, 10/15/11 ...........        278,600
   1,250,000  Nalco Co, 7.750%, 11/15/11 .......................      1,350,000
     350,000  Ingles Market Inc, 8.875%, 12/1/11 ...............        374,500
     750,000  Tenet Healthcare Corp, 6.375%, 12/1/11 ...........        695,625
   1,100,000  Forest Oil Corp, 8.000%, 12/15/11 ................      1,256,750
   1,000,000  Gray Television Inc, 9.250%, 12/15/11 ............      1,120,000
     904,000  United Agriculture Products, 8.250%, 12/15/11 ....        969,540
   1,500,000  Communication & Power Inc, 8.000%, 2/1/12 ........      1,590,000
   1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12 ..........      1,092,500
   1,200,000  Consol Energy Inc, 7.875%, 3/1/12 ................      1,344,000
   1,200,000  Corus Entertainment Inc, 8.750%, 3/1/12 ..........      1,317,000
     500,000  Mail-Well I Corp, 9.625%, 3/15/12 ................        548,750
   1,095,000  Rotech Healthcare Inc, 9.500%, 4/1/12 ............      1,204,500
     100,000  Alltrista Corp, 9.750%, 5/1/12 ...................        111,000
   1,000,000  El Paso Corp, 7.875%, 6/15/12 *** ................      1,046,250
   1,000,000  Ferrell Gas Partners LP, 8.750%, 6/15/12 .........      1,090,000
     200,000  Transcontenental Gas Pipe Corp, 8.875%, 7/15/12 ..        243,250
   1,500,000  United Refining Co, 10.500%, 8/15/12 .............      1,586,250
   1,010,000  US Oncology Inc, 9.000%, 8/15/12 .................      1,128,675
     467,000  HCA Inc, 6.300%, 10/1/12 .........................        473,634
   1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12 ..........      1,090,000
   1,000,000  Owens-Brockway, 8.750%, 11/15/12 .................      1,127,500
   1,000,000  Constar International, 11.000%, 12/1/12 *** ......      1,037,500
     221,000  NDC Health Corp, 10.500%, 12/1/12 ................        237,575
     250,000  Stena AB, 9.625%, 12/1/12 ........................        282,500
     247,000  Church & Dwight Co Inc, 6.000%, 12/15/12 .........        251,323
     379,000  Rogers Wireless Inc, 7.250%, 12/15/12 ............        401,740
   1,000,000  Alliant Energy Resources, 9.750%, 1/15/13 ........      1,309,267
   1,000,000  Premcor Refining Group, 9.500%, 2/1/13 ...........      1,160,000
     584,000  TRW Automotive Inc, 11.000%, 2/15/13 .............        703,720
     250,000  Susquehanna Media Co, 7.375%, 4/15/13 ............        267,500
     400,000  AES Corp, 8.750%, 5/15/13 ........................        454,500
     500,000  Semco Energy Inc, 7.750%, 5/15/13 ................        549,063
     700,000  IPSCO Inc, 8.750%, 6/1/13 ........................        801,500
     500,000  Omnicare Inc, 6.125%, 6/1/13 .....................        502,500
   1,000,000  Offshore Logistic, 6.125%, 6/15/13 ...............      1,015,000
   1,100,000  Psychiatric Solutions, 10.625%, 6/15/13 ..........      1,273,250
   1,000,000  Petrobras International Finance, 9.125%, 7/2/13 ..      1,135,000
     175,000  General Motors, 7.125%, 7/15/13 *** ..............        179,083
   1,000,000  Geo Group Inc, 8.250%, 7/15/13 ...................      1,070,000
   1,000,000  Range Resources Corp, 7.375%, 7/15/13 ............      1,072,500

Touchstone Investment Trust
High Yield Fund
(Continued)
================================================================================
  Principal                                                           Market
    Amount    Investment Securities -- 102.0% (Continued)              Value
--------------------------------------------------------------------------------
              Corporate Bonds -- 96.3% (Continued)
$    250,000  Reliant Resources Inc, 9.500%, 7/15/13 ...........   $    284,063
   1,725,000  Electronic Data Systems, 6.500%, 8/1/13 *** ......      1,821,411
   1,000,000  CIA Brasileira De Bebida, 8.750%, 9/15/13 ........      1,165,000
     175,000  Ford Motor Credit Co, 7.000%, 10/1/13 *** ........        185,523
   1,500,000  Nextel Communications, 6.875%, 10/31/13 ..........      1,627,499
     500,000  Stena AB, 7.500%, 11/1/13 ........................        523,750
     500,000  Neighborcare Inc, 6.875%, 11/15/13 ...............        523,750
   1,000,000  Pilgrims Pride Corp, 9.250%, 11/15/13 ............      1,120,000
     500,000  Tyco International Group, 6.000%, 11/15/13 .......        544,731
   1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13 ......      1,135,000
   1,000,000  Bombardier Recreational, 8.375%, 12/15/13 ........      1,067,500
     500,000  NRG Energy Inc, 8.000%, 12/15/13 .................        545,000
     750,000  CSK Auto Inc, 7.000%, 1/15/14 ....................        735,938
   1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14 .........      1,007,500
     400,000  Videotron Ltee, 6.875%, 1/15/14 ..................        413,500
     500,000  Station Casinos, 6.500%, 2/1/14 ..................        513,750
     686,000  Rogers Wireless Inc, 6.375%, 3/1/14 ..............        679,140
   1,006,000  Asbury Automotive Group, 8.000%, 3/15/14 .........        995,940
     560,000  HCA Inc, 5.750%, 3/15/14 .........................        542,485
     350,000  Standard Pacific Corp, 6.250%, 4/1/14 ............        343,000
     250,000  US Concrete Inc, 8.375%, 4/1/14 ..................        269,375
   1,500,000  International Steel Group, 6.500%, 4/15/14 .......      1,608,750
     500,000  Iasis Healthcare, 8.750%, 6/15/14 ................        545,000
     170,000  Airgas Inc, 6.250%, 7/15/14 ......................        173,400
   1,250,000  Foundation PA Coal Co, 7.250%, 8/1/14 ............      1,331,250
   1,000,000  Fisher Scientific International, 6.340%, 8/15/14 .      1,072,500
     500,000  Petrobras International Finance, 7.750%, 9/15/14 .        525,625
     844,000  Dresser-Rand Group Inc, 7.375%, 11/1/14 ..........        860,880
     445,000  Texas Genco LLC, 6.875%, 12/15/14 ................        460,019
     920,000  K Hovnanian Enterprises, 6.250%, 1/15/15 .........        903,900
     280,000  Nevada Power Co, 5.875%, 1/15/15 .................        282,100
     400,000  AES Corp, 9.000%, 5/15/15 ........................        458,000
     250,000  Georgia-Pacific Corp, 7.700%, 6/15/15 ............        285,625
   1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16 ..........      1,047,500
     500,000  Service Corp International, 6.750%, 4/1/16 .......        517,500
     395,000  Stena AB, 7.000%, 12/1/16 ........................        391,050
   2,000,000  Gazprom International, 7.201%, 2/1/20 ............      2,114,999
   1,000,000  Broadwing Inc, 7.250%, 6/15/23 ...................        982,500
     180,000  Husky Oil Ltd, 8.900%, 8/15/28 ...................        204,909
     800,000  Ava Capital Trust III, 6.500%, 4/1/34 ............        814,000
                                                                   ------------
              Total Corporate Bonds ............................   $ 90,532,255
                                                                   ------------

Touchstone Investment Trust
High Yield Fund
(Continued)
================================================================================
                                                                      Market
   Shares     Investment Securities -- 102.0% (Continued)              Value
--------------------------------------------------------------------------------
              Investment Funds -- 3.7%
   3,521,564  BBH Securities Lending Fund ** ...................   $  3,521,564
                                                                   ------------

              Cash Equivalents -- 2.0%
   1,854,000  Merrill Lynch Premier Money Market - Institutional   $  1,854,000
                                                                   ------------

              Total Investment Securities -- 102.0%
                (Cost $89,827,467) .............................   $ 95,907,819

              Liabilities in Excess of Other Assets -- (2.0%) ..     (1,921,275)
                                                                   ------------

              Net Assets -- 100.0% .............................   $ 93,986,544
                                                                   ============

*     Non-income producing security.

**    Represents collateral for securities loaned.

***   All or a portion of the security is on loan.

(a)   Security valued at fair value.

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
Institutional U.S. Government Money Market Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
  Principal
    Amount    Investment Securities -- 76.8%                           Value
--------------------------------------------------------------------------------
              U.S. Government Agency Obligations -- 58.4%
$    100,000  FFCB, 5.960%, 1/6/05 .............................   $    100,056
     250,000  FHLB, 6.490%, 1/6/05 .............................        250,133
     750,000  Overseas Private Investment Corp, 2.300%, 1/7/05 .        750,000
   1,255,814  Overseas Private Investment Corp, 2.400%, 1/7/05 .      1,255,813
     200,000  FFCB, 5.900%, 1/10/05 ............................        200,194
     200,000  FHLB, 1.375%, 1/12/05 ............................        199,972
   1,805,000  FHLB, 4.125%, 1/14/05 ............................      1,806,058
     936,000  FHLB, 6.875%, 1/15/05 ............................        937,514
   1,000,000  FNMA, 2.314%, 1/18/05 ............................      1,000,000
     215,000  FHLMC, 7.930%, 1/20/05 ...........................        215,672
     135,000  FHLB, 5.810%, 1/21/05 ............................        135,275
     200,000  FHLB, 6.197%, 1/21/05 ............................        200,462
     320,000  FHLMC, 8.000%, 1/26/05 ...........................        321,466
     100,000  FFCB, 7.250%, 2/9/05 .............................        100,628
     350,000  FHLB, 4.130%, 2/14/05 ............................        350,879
     450,000  FHLB, 1.875%, 2/15/05 ............................        449,739
     500,000  FHLB, 4.375%, 2/15/05 ............................        501,217
     100,000  FHLB, 5.375%, 2/15/05 ............................        100,481
   1,533,000  FNMA, 7.125%, 2/15/05 ............................      1,541,810
     625,000  FHLB, 4.350%, 2/22/05 ............................        627,000
     400,000  FHLB, 5.740%, 2/25/05 ............................        402,203
     250,000  FHLB, 6.050%, 2/25/05 ............................        251,460
     100,000  FHLB, 1.410%, 3/2/05 .............................         99,832
     250,000  FNMA, 7.490%, 3/2/05 .............................        252,103
     300,000  FHLB, 6.100%, 3/3/05 .............................        302,007
     350,000  FNMA, 1.340%, 3/4/05 .............................        349,351
     740,000  FHLB, 7.590%, 3/10/05 ............................        747,258
     100,000  FFCB, 5.970%, 3/11/05 ............................        100,679
     165,000  FHLMC, 7.350%, 3/22/05 ...........................        166,955
     200,000  FFCB, 7.350%, 3/24/05 ............................        202,193
     395,000  FNMA Discount Note, 3/24/05 ......................        392,706
     150,000  FHLB, 1.125%, 3/30/05 ............................        149,694
     280,000  FHLB, 1.400%, 4/1/05 .............................        279,967
     500,000  FHLMC, 4.250%, 4/11/05 ...........................        502,332
     415,000  FHLB, 1.625%, 4/15/05 ............................        414,046
     500,000  FHLB, 4.200%, 4/22/05 ............................        502,976
     200,000  FHLB, 5.935%, 4/22/05 ............................        202,359
     180,000  FHLB, 4.030%, 4/29/05 ............................        181,060
     150,000  FFCB, 1.700%, 5/5/05 .............................        149,837
     250,000  FHLB, 4.140%, 5/6/05 .............................        251,780
     250,000  FFCB, 9.550%, 5/9/05 .............................        256,590
     750,000  FHLMC, 1.750%, 5/15/05 ...........................        750,784
     150,000  FHLB, 3.710%, 6/3/05 .............................        151,019
     100,000  FHLB, 3.860%, 6/7/05 .............................        100,695
     100,000  FFCB, 1.850%, 6/9/05 .............................         99,903

Touchstone Investment Trust
Institutional U.S. Government Money Market Fund
(Continued)
================================================================================
  Principal
    Amount    Investment Securities -- 76.8% (Continued)                Value
--------------------------------------------------------------------------------
              U.S. Government Agency Obligations -- 58.4% (Continued)
$    180,000  FHLB, 6.290%, 6/9/05 .............................   $    183,124
     445,000  FNMA, 6.350%, 6/10/05 ............................        452,926
     300,000  FFCB, 1.250%, 6/13/05 ............................        298,893
     225,000  FHLB, 6.340%, 6/13/05 ............................        229,220
     913,446  Overseas Private Investment Corp, 2.550%,
                6/15/05 ........................................        925,185
     300,000  FFCB, 5.770%, 7/20/05 ............................        304,883
     205,000  FHLB, 1.950%, 8/12/05 ............................        203,933
     805,000  FHLB, 3.000%, 8/15/05 ............................        806,174
     200,000  FHLB, 2.000%, 8/26/05 ............................        198,941
     200,000  FHLB, 2.100%, 8/26/05 ............................        199,062
     150,000  FFCB, 2.000%, 9/6/05 .............................        149,160
     170,000  FNMA, 6.400%, 9/27/05 ............................        174,316
     100,000  FFCB, 1.420%, 10/7/05 ............................         98,904
     700,000  FHLB, 6.500%, 11/15/05 ...........................        721,181
                                                                   ------------
              Total U.S. Government Agency Obligations .........   $ 23,250,060
                                                                   ------------

              Variable Rate Demand Notes -- 18.4%
$    500,000  Clay Co FL Hsg Fin Auth MFH Rev (Bluff House Apts)
                Guarantor: FHLMC, 2.610%, 11/1/14 ..............   $    500,000
     335,000  California Fin Auth MFH Rev (Amber)
                Guarantor: FNMA, 2.530%, 12/15/32 ..............        335,000
     165,000  California Statewide Cmty Dev Auth MFH Rev
                (Aegis of Aptos) Guarantor: FNMA, 2.530%, 6/1/33        165,000
     500,000  Milipitas CA MFH (Crossing at Montague)
                Guarantor: FNMA, 2.460%, 8/15/33 ...............        500,000
   1,650,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
                Guarantor: FNMA, 2.480%, 7/15/35 ...............      1,650,000
   1,350,000  Florida Hsg Fin Corp Rev (Tuscany)
                Guarantor: FNMA, 2.570%, 11/15/35 ..............      1,350,000
   1,950,000  Simi Valley CA MFH Rev (Parker Ranch)
                Guarantor: FNMA, 2.480%, 7/15/36 ...............      1,950,000
     400,000  California Statewide Cmty Dev Auth MFH Rev (Agave)
                Guarantor: FNMA, 2.530%, 10/15/36 ..............        400,000
     460,000  Washington State HFA Rev (Ballinger Court) Ser B
                Guarantor: FNMA, 2.480%, 9/15/37 ...............        460,000
                                                                   ------------
              Total Variable Rate Demand Notes .................   $  7,310,000
                                                                   ------------

              Total Investment Securities -- 76.8% .............   $ 30,560,060
                                                                   ------------

Touchstone Investment Trust
Institutional U.S. Government Money Market Fund
(Continued)
================================================================================
    Face
   Amount     Repurchase Agreements -- 22.5%                            Value
--------------------------------------------------------------------------------
$  1,935,000  Morgan Stanley Dean Witter Inc 2.15% dated 12/31/04 due 01/03/05 repurchase proceeds $ 1,935,116
                (Collateralized by $5,355,000 FHLMC 2.850% due
                02/23/07 fair value $5,293,096) ................   $  1,935,000
   7,000,000  Nesbitt Burns Securities Inc 2.15% dated 12/31/04 due 01/03/05 repurchase proceeds $7,000,418.06
                (Collateralized by $7,043,000 FHLMC 5.000% due
                10/09/13 fair value $7,142,228) ................      7,000,000
                                                                   ------------
              Total Repurchase Agreements ......................   $  8,935,000
                                                                   ------------

              Total Investment Securities and Repurchase
                Agreements -- 99.3%
              (Amortized Cost $39,495,060) .....................   $ 39,495,060

              Other Assets in Excess of Liabilities -- 0.7% ....        293,047
                                                                   ------------

              Net Assets -- 100.0% .............................   $ 39,788,107
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
Money Market Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
  Principal
    Amount    Investment Securities -- 98.7%                           Value
--------------------------------------------------------------------------------
              Corporate Bonds -- 11.7%
$    250,000  Coca-Cola Enterprises, 8.000%, 1/4/05 ............   $    250,131
   1,000,000  National Rural Utilities, 5.500%, 1/15/05 ........      1,001,250
     125,000  Salomon Smith Barney, 6.250%, 1/15/05 ............        125,173
     621,000  Bear Stearns Company Inc, 7.625%, 2/1/05 .........        624,271
     175,000  General Electric Capital Corp, 7.250%, 2/1/05 ....        175,875
     190,000  Bank of America Corp, 6.875%, 2/15/05 ............        191,286
   1,275,000  Fleet National Bank, 8.625%, 2/15/05 .............      1,285,244
     470,000  Bank of America Corp, 7.625%, 4/15/05 ............        477,990
     250,000  Northwest Financial Inc, 7.500%, 4/15/05 .........        253,671
     973,000  PNC Bank, 7.875%, 4/15/05 ........................        988,588
     200,000  Bankers Trust Corp, 8.250%, 5/1/05 ...............        203,584
     100,000  Nationsbank Corp, 7.125%, 5/12/05 ................        101,541
     365,000  National City Corp, 7.200%, 5/15/05 ..............        371,667
   1,283,000  National Rural Utilities, 6.125%, 5/15/05 ........      1,300,481
     104,000  ABN AMRO Bank, 7.250%, 5/31/05 ...................        106,085
   6,200,000  Key Bank, 7.250%, 6/1/05 .........................      6,316,714
     100,000  Caterpillar Financial Services Corp, 5.500%,
                6/15/05 ........................................        101,395
     310,000  Banc One Corp, 7.000%, 7/15/05 ...................        317,858
     425,000  Bear Stearns Company Inc, 6.250%, 7/15/05 ........        434,840
     325,000  First Union Corp, 6.625%, 7/15/05 ................        332,581
     250,000  Bank One Corp, 7.625%, 8/1/05 ....................        257,671
     705,000  First Union Corp, 7.050%, 8/1/05 .................        723,930
     120,000  Bankers Trust Corp, 7.625%, 8/15/05 ..............        123,881
   1,100,000  Chubb Corp, 6.150%, 8/15/05 ......................      1,122,068
     105,000  Fleetboston Financial Corp, 7.250%, 9/15/05 ......        108,102
     250,000  National Rural Utilities, 6.650%, 10/1/05 ........        257,506
     200,000  JP Morgan Chase & Company, 6.000%, 11/1/05 .......        204,808
     178,000  JP Morgan & Company, 6.250%, 12/15/05 ............        183,134
   3,250,000  Sycamore Creek Country Club Ser 2003,
                2.570%, 11/1/23 ................................      3,250,000
     375,000  Associates Corp, 5.960%, 5/15/37 .................        375,000
                                                                   ------------
              Total Corporate Bonds ............................   $ 21,566,325
                                                                   ------------

              Variable Rate Demand Notes -- 68.2%
$    380,000  Erie Co PA Hosp Auth Rev (Forestview Health Care
                Ctr), 2.620%, 1/1/05 ...........................   $    380,000
     530,000  Monroe Co NY IDA, 2.470%, 4/1/05 .................        530,000
      25,000  Illinois IDR Fin Auth (Processing Tech),
                2.420%, 8/1/05 .................................         25,000
     190,000  Richmond TX Higher Educ Fin (Bayou-Houston),
                2.540%, 8/1/05 .................................        190,000
     430,000  California Pollution Control Fin Auth,
                2.670%, 7/1/06 .................................        430,000
      25,000  Milwaukee WI Redev Auth (Palermo Villa),
                2.420%, 11/1/06 ................................         25,000
   1,555,000  Genesee Co MI GO Notes, 2.570%, 3/1/07 ...........      1,555,000
      85,000  Rhode Island St IDR (Gardener Specialty),
                2.420%, 5/1/07 .................................         85,000
     255,000  Jefferson Co KY Student Hsg (ULH Inc),
                3.170%, 7/1/07 .................................        255,000
     290,000  Pennsylvania St Higher Edl Facs Auth Rev,
                3.000%, 7/1/07 .................................        290,000
   1,120,000  Schenectady NY IDR (JMR Dev Co), 2.380%, 12/1/07 .      1,120,000
     605,000  Orange Co FL IDA Rev (Christian Prison Ministry),
                3.420%, 2/1/08 .................................        605,000

Touchstone Investment Trust
Money Market Fund
(Continued)
================================================================================
  Principal
    Amount    Investment Securities -- 98.7% (Continued)               Value
--------------------------------------------------------------------------------
              Variable Rate Demand Notes -- 68.2% (Continued)
$    600,000  Revenue Bond Ctf Ser 2004-10 (Pebble Brook),
                2.820%, 2/1/08 .................................   $    600,000
     355,000  Monroe Co NY IDR (Rochester Inst), 2.750%, 6/1/08         355,000
     125,000  New Jersey EDA EDR, 2.600%, 6/1/08 ...............        125,000
     395,000  Diamond Dev Group Inc, 2.650%, 9/1/08 ............        395,000
   5,385,000  Shehata Said & Shehata, 2.570%, 1/1/10 ...........      5,385,000
     180,000  Denver LLC, 2.650%, 6/1/10 .......................        180,000
   2,380,000  Lee Co FL IDR Auth Utils (North Fort Myers),
                2.450%, 6/1/10 .................................      2,380,000
     300,000  Illinois Dev Fin Auth Indl Rev, 2.710%, 7/1/10 ...        300,000
     300,000  Wilminton Iron & Metal Company, 2.520%, 8/1/10 ...        300,000
     535,000  Vista Funding Corp 1996C, 2.600%, 9/1/11 .........        535,000
      40,000  Mailender-Abel, 2.500%, 10/1/11 ..................         40,000
   1,200,000  Revenue Bond Ctf Ser 2004-8 (Heather Lane),
                2.820%, 11/15/11 ...............................      1,200,000
     100,000  Suffolk Co NY IDR Civic Fac, 2.590%, 2/1/12 ......        100,000
     375,000  Berks Cardiologists, 2.620%, 3/1/12 ..............        375,000
     530,000  Vermont HFA Student Hsg (West Block), 2.490%,
                7/1/12 .........................................        530,000
     500,000  Miami River Stone Company, 2.600%, 8/1/12 ........        500,000
     715,000  Brundidge AL Combined Utilities Rev, 3.170%,
                10/1/12 ........................................        715,000
     625,000  Carmel IN IDR (Telamon Corp) Ser 1996 B,
                2.590%, 11/1/12 ................................        625,000
     675,000  Carmel IN IDR (Telemon Corp), 2.590%, 11/1/12 ....        675,000
     100,000  St Charles Co MO IDA IDR, 2.660%, 11/1/13 ........        100,000
     800,000  Miklin Industries LLC, 2.570%, 4/1/14 ............        800,000
   3,000,000  Astra Products of Ohio, 2.550%, 5/1/14 ...........      3,000,000
   1,150,000  Greenville SC Mem Aud Dist Pub Fac Corp
                (Bi-Lo Ctr), 2.610%, 9/1/14 ....................      1,150,000
      15,000  WH Properites LTD, 2.580%, 10/1/14 ...............         15,000
   1,245,000  Century Motors Acura (Elizabeth Connelley Trust),
                2.550%, 9/1/15 .................................      1,245,000
   1,000,000  Century Motors VW (Elizabeth Connelley Trust),
                2.550%, 9/1/15 .................................      1,000,000
   2,155,000  Revenue Bonds Ctf Ser 2004-12 (Timber Lake Apts),
                2.820%, 12/1/15 ................................      2,155,000
   1,415,000  Oklahoma Co OK Fin Auth IDR (Factory Direct),
                2.670%, 3/1/16 .................................      1,415,000
     900,000  Berks Co PA IDA Rev, 2.540%, 7/1/16 ..............        900,000
     645,000  MU LLC Taxable Notes, 2.620%, 7/1/16 .............        645,000
     830,000  Revenue Bond Ctf Ser (Castlegate), 2.830%, 6/1/17         830,000
     300,000  Connelly / Brueshaber Partnership, 2.600%, 9/1/17         300,000
     900,000  Melrose Supply Sales Corp, 2.610%, 11/1/17 .......        900,000
   1,750,000  Revenue Bonds Ctf Ser 2004-19 (The Landings),
                2.820%, 12/1/17 ................................      1,750,000
   1,630,000  Ducky Properties LLC, 2.600%, 1/1/18 .............      1,630,000
     300,000  Riverhead NY IDA IDR (Atlantis Marine),
                2.490%, 7/1/19 .................................        300,000
     400,000  New York NY IDA Civic Fac Rev, 2.590%, 11/1/19 ...        400,000
     300,000  Employers Resource Associates Inc, 2.550%, 9/1/20         300,000
   5,375,000  Springfield MO Redev Auth Rev (Univ Plaza Hotel),
                2.620%, 10/1/20 ................................      5,375,000
     500,000  Eden Prairie MN IDR (SWB LLC), 2.920%, 11/1/20 ...        500,000
     300,000  Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace),
                2.720%, 2/1/21 .................................        300,000
     540,000  American Watchmakers Institute, 2.620%, 9/1/21 ...        540,000
   2,980,000  Miarko Inc, 2.570%, 6/1/22 .......................      2,980,000
   3,455,000  Louisiana Loc Govt Environmental Fac (Bioset
                Shreveport), 2.620%, 9/1/22 ....................      3,455,000
     855,000  Tahoe LLC, 2.600%, 9/1/22 ........................        855,000
     540,000  Zecc Investments LLP, 2.620%, 10/1/22 ............        540,000
     335,000  Colorado HFA EDR (Super Vacuum Mfg Company),
                2.550%, 11/1/22 ................................        335,000

Touchstone Investment Trust
Money Market Fund
(Continued)
================================================================================
  Principal
    Amount    Investment Securities -- 98.7% (Continued)               Value
--------------------------------------------------------------------------------
              Variable Rate Demand Notes -- 68.2% (Continued)
$    105,000  Rehab of Northern Kentucky LLC, 2.480%, 1/1/23 ...   $    105,000
     610,000  St Charles Co MO IDA Rev (Austin Co), 2.610%,
                3/1/23 .........................................        610,000
   3,950,000  Trinity Baptist Church, 2.520%, 3/1/23 ...........      3,950,000
   3,130,000  Cunat Brothers Inc (William St Apt), 2.610%,
                4/1/23 .........................................      3,130,000
   3,705,000  Beckett Ridge Golf Club, 2.550%, 6/1/23 ..........      3,705,000
   1,750,000  Mountain St University Inc WV Rev, 2.570%, 6/1/23       1,750,000
   3,865,000  Medical Realty Group, 2.530%, 12/1/23 ............      3,865,000
   2,800,000  Pebble Creek Golf LLC, 2.570%, 1/1/24 ............      2,800,000
   1,100,000  Community Christian Schools Inc, 2.490%, 3/1/24 ..      1,100,000
   3,920,000  Revenue Bond Ctf Ser 2004-14 (Centennial East
                Apts), 2.820%, 6/1/24 ..........................      3,920,000
   1,365,000  VP Pack LLC, 2.570%, 6/1/24 ......................      1,365,000
     710,000  CWB Investment LLC, 2.570%, 9/1/24 ...............        710,000
     683,000  Fitch Denney Funeral Home, 2.570%, 9/3/24 ........        683,000
   2,650,000  St James Properties, 2.470%, 12/1/24 .............      2,650,000
     860,000  Montgomery Co NY IDA Rev (CNB Fin Corp),
                2.470%, 5/1/25 .................................        860,000
     700,000  Green Valley Church (Birmingham), 2.490%, 8/1/25 .        700,000
     500,000  Washington St HFC MFH (Carlyle Care Ctr),
                2.600%, 12/1/25 ................................        500,000
   2,565,000  Diaz-Upton LLC, 2.490%, 5/1/26 ...................      2,565,000
      95,000  Riverside Co CA IDA IDR (Advance Business),
                2.570%, 8/1/26 .................................         95,000
     495,000  California Statewide Cmntys Dev Auth Rev (Oakmont
                of Stockton LLC), 2.580%, 5/1/27 ...............        495,000
     358,000  Greencastle IN EDR (Round Barn Manor Apt),
                2.540%, 1/1/28 .................................        358,000
   2,850,000  Baldwin Bone & Joint Med Ctr LLC, 2.610%, 3/1/28 .      2,850,000
   5,460,000  Erdman & Ziegler Capital, 2.570%, 10/1/28 ........      5,460,001
     420,000  Cunat Capital Corp (FawnRidge), 2.660%, 12/1/28 ..        420,000
     380,000  Macatawa Capital, 2.590%, 4/1/29 .................        380,000
   1,000,000  West Covina CA PFA Tax Allocation Rev,
                2.550%, 11/2/29 ................................      1,000,000
     100,000  California Infrast & Econ Dev Bk Rev,
                2.510%, 12/1/29 ................................        100,000
   4,400,000  Class B Revenue Bond Ctf Ser 2004-2,
                2.830%, 2/15/32 ................................      4,400,000
     385,000  Florida HFC Rev (Valencia), 2.610%, 9/15/32 ......        385,000
   2,615,000  Louisiana HFA MFH Rev (Restoration Baton
                Rouge), 2.590%, 12/1/32 ........................      2,615,000
     440,000  California Statewide Cmntys Dev Auth Rev
                (Cypress Villas), 2.530%, 5/15/33 ..............        440,000
   3,990,000  Revenue Bond Ctf Ser 2004-15 (Centennial
                East II Apts), 2.820%, 12/1/33 .................      3,990,000
   1,000,000  Agra Enterprises LLC, 2.450%, 9/1/34 .............      1,000,000
   5,035,000  JJJ Home Product Center, 2.480%, 9/1/34 ..........      5,035,000
     400,000  California Statewide Cmntys Dev Auth Rev
                (Canyon Hsg), 2.530%, 12/1/34 ..................        400,000
   3,440,000  Michigan St Strategic Fd Ltd Rev, 2.490%, 12/1/34       3,440,000
     400,000  Alachua Co FL HFA MFH Rev (Brookside Apts),
                2.610%, 9/15/35 ................................        400,000
     500,000  Florida HFC MFH (Avalon Reserve), 2.490%, 4/15/37         500,000
     300,000  Washington St HFC MFH (Rolling Hills),
                2.550%, 6/15/37 ................................        300,000
   1,070,000  Washington St Hsg Fin Comnty MFH Rev,
                2.500%, 6/15/37 ................................      1,070,000
     600,000  Texas Student Hsg & Cmnty Affairs MFH
                (Post Oak), 2.530%, 9/15/37 ....................        600,000
                                                                   ------------
              Total Variable Rate Demand Notes .................   $125,221,001
                                                                   ------------

Touchstone Investment Trust
Money Market Fund
(Continued)
================================================================================
  Principal
    Amount    Investment Securities -- 98.7% (Continued)               Value
--------------------------------------------------------------------------------
              Taxable Municipal Bonds -- 12.6%
$  1,000,000  Chicago IL GO, 1.920%, 1/1/05 ....................   $  1,000,000
     800,000  Chicago IL O'Hare Intl Arprt Rev, 7.060%, 1/1/05 .        800,000
     500,000  Denver CO City & Co Spl Facs Arprt Rev,
                6.900%, 1/1/05 .................................        500,000
   8,000,000  Reg Income Tax Agcy COP (Computer Software),
                2.380%, 1/28/05 ................................      8,000,001
     810,000  St Croix Co WI GO, 3.000%, 2/1/05 ................        811,097
     850,000  Chardon OH GO BANS Redev, 1.800%, 2/17/05 ........        850,000
   1,230,000  American Muni Pwr OH Inc (Gorsuch Station),
                1.650%, 4/1/05 .................................      1,230,000
     630,000  Highland Co OH GO BANS, 2.600%, 4/7/05 ...........        631,392
     325,000  Lower Colorado River Auth Tex Rev, 6.920%, 5/15/05        330,592
     745,000  California Statewide Cmnyts Dev Auth Rev,
                2.650%, 6/1/05 .................................        745,000
     890,000  Darke Co OH GO BANS, 3.390%, 7/13/05 .............        891,791
   1,000,000  Connecticut St Dev Auth, 2.350%, 8/15/05 .........      1,000,000
     140,000  Fresno Co CA Pension, 6.170%, 8/15/05 ............        143,203
   3,645,000  Michigan Pub Edl Facs Auth Rev, 2.070%, 9/1/05 ...      3,645,000
     650,000  Gateway Economic Dev Corp Gtr Cleveland OH
                Stadium Rev, 2.450%, 9/15/05 ...................        650,000
   1,000,000  Lebanon OH BANS, 2.700%, 9/21/05 .................      1,000,348
     375,000  Cleveland OH EDR, 2.700%, 12/1/05 ................        374,928
     515,000  Aurora IL Met Exposition Aud & Office Bldg Auth
                Rev, 7.440%, 1/1/06 ............................        515,000
                                                                   ------------
              Total Taxable Municipal Bonds ....................   $ 23,118,352
                                                                   ------------

              Commercial Paper -- 6.2%
$  9,000,000  Rabo Bank USA Finance, 2.170%, 1/3/05 ............   $  8,998,915
   2,310,000  Thunder Bay Funding, 2.290%, 1/4/05 ..............      2,309,559
                                                                   ------------
              Total Commercial Paper ...........................   $ 11,308,474
                                                                   ------------

              Total Investment Securities -- 98.7% .............   $181,214,152
                                                                   ------------

--------------------------------------------------------------------------------
     Face
    Amount    Repurchase Agreements -- 1.0%                            Value
--------------------------------------------------------------------------------
$  1,907,000  Morgan Stanley Dean Witter Inc 2.15% dated
                12/31/04 due 01/03/05 repurchase proceeds
                $1,907,114 (Collateralized by $2,000,000 FNMA
                Discount Note due 11/04/05 fair value
                $1,950,000) ....................................   $  1,907,000
                                                                   ------------

              Total Investment Securities and Repurchase
                Agreements -- 99.7%
              (Amortized Cost $183,121,152) ....................   $183,121,152

              Other Assets in Excess of Liabilities -- 0.3% ....        512,658
                                                                   ------------

              Net Assets -- 100.0% .............................   $183,633,810
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
U.S. Government Money Market Fund
Portfolio of Investments
December 31, 2004 (Unaudited)
================================================================================
  Principal
    Amount    Investment Securities -- 78.4%                           Value
--------------------------------------------------------------------------------
              U.S. Government Agency Obligations -- 66.0%
$    125,000  FHLMC Discount Note, 1/4/05 ......................   $    124,976
     800,000  Overseas Private Investment Corp, 2.300%, 1/7/05 .        800,000
   3,348,837  Overseas Private Investment Corp, 2.400%, 1/7/05 .      3,348,838
   1,010,000  FFCB, 5.900%, 1/10/05 ............................      1,010,871
     100,000  FHLB Discount Note, 1/10/05 ......................         99,943
     200,000  FHLB, 1.450%, 1/11/05 ............................        199,940
     225,000  FFCB Discount Note, 1/14/05 ......................        224,813
   1,960,000  FHLB, 6.875%, 1/15/05 ............................      1,963,221
     503,000  FHLMC, 1.875%, 1/15/05 ...........................        502,777
   1,000,000  FNMA, 2.314%, 1/18/05 ............................      1,000,000
     120,000  FHLMC, 7.930%, 1/20/05 ...........................        120,343
     250,000  FHLB, 6.197%, 1/21/05 ............................        250,522
     100,000  FHLMC, 8.000%, 1/26/05 ...........................        100,384
     200,000  FHLB, 3.800%, 2/8/05 .............................        200,273
   1,000,000  FFCB, 7.250%, 2/9/05 .............................      1,006,150
     250,000  FHLB, 4.000%, 2/14/05 ............................        250,808
     450,000  FHLB, 1.875%, 2/15/05 ............................        449,739
     500,000  FHLB, 4.375%, 2/15/05 ............................        501,217
     200,000  FHLB, 5.375%, 2/15/05 ............................        200,698
   1,873,000  FNMA, 7.125%, 2/15/05 ............................      1,883,765
     175,000  FHLB, 1.250%, 2/17/05 ............................        174,724
     250,000  FHLB, 5.820%, 2/18/05 ............................        251,271
     500,000  FHLB, 4.350%, 2/22/05 ............................        501,654
     185,000  FHLB, 5.800%, 2/23/05 ............................        185,905
     190,000  FHLB, 6.050%, 2/23/05 ............................        191,122
     360,000  FNMA, 7.490%, 3/2/05 .............................        363,055
     650,000  FFCB, 5.750%, 3/23/05 ............................        655,261
     250,000  FHLB, 6.465%, 3/24/05 ............................        252,535
     300,000  FHLB, 4.120%, 3/28/05 ............................        301,406
     100,000  FHLB, 4.375%, 4/11/05 ............................        100,839
     415,000  FHLB, 1.625%, 4/15/05 ............................        414,046
     500,000  FHLB, 4.260%, 4/15/05 ............................        503,184
     125,000  FHLB, 5.850%, 4/15/05 ............................        126,300
     250,000  FHLB, 4.120%, 4/22/05 ............................        251,599
     500,000  FHLB, 4.200%, 4/22/05 ............................        502,976
     100,000  FHLB, 6.100%, 4/28/05 ............................        101,236
     385,000  FHLB, 1.625%, 5/3/05 .............................        384,491
     475,000  FNMA, 7.160%, 5/11/05 ............................        483,340
     150,000  FNMA Discount Note, 5/27/05 ......................        148,388
     600,000  FHLB, 6.290%, 6/9/05 .............................        609,332
     500,000  FFCB, 5.850%, 6/10/05 ............................        508,184
     450,000  FHLB, 5.950%, 6/13/05 ............................        457,347
   1,370,170  Overseas Private Investment Corp, 2.550%, 6/15/05       1,387,778
     500,000  FHLB, 2.080%, 6/20/05 ............................        499,949
     100,000  FFCB, 2.070%, 7/6/05 .............................         99,871

Touchstone Investment Trust
U.S. Government Money Market Fund
(Continued)
================================================================================
  Principal
    Amount    Investment Securities -- 78.4% (Continued)               Value
--------------------------------------------------------------------------------
              U.S. Government Agency Obligations -- 66.0% (Continued)
$    300,000  FHLB, 1.640%, 8/1/05 .............................   $    298,014
     400,000  FHLB, 6.875%, 8/15/05 ............................        410,045
     400,000  FHLB, 2.050%, 8/19/05 ............................        398,064
     185,000  FHLB, 1.660%, 8/24/05 ............................        184,189
     155,000  FHLB, 2.040%, 8/25/05 ............................        154,686
     500,000  FHLB, 5.450%, 10/19/05 ...........................        509,849
     205,000  FHLMC, 2.300%, 11/17/05 ..........................        203,803
     215,000  FHLB, 6.500%, 11/29/05 ...........................        221,703
     175,000  FFCB, 5.250%, 12/28/05 ...........................        178,776
                                                                   ------------
              Total U.S. Government Agency Obligations .........   $ 26,254,200
                                                                   ------------

              Variable Rate Demand Notes -- 12.4%
$  1,650,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
                Guarantor: FNMA, 2.480%, 7/15/35 ...............   $  1,650,000
   1,350,000  Florida Hsg Fin Corp Rev (Tuscany)
                Guarantor: FNMA, 2.570%, 11/15/35 ..............      1,350,000
   1,950,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)
                Guarantor: FNMA, 2.480%, 7/15/36 ...............      1,950,000
                                                                   ------------
              Total Variable Rate Demand Notes .................   $  4,950,000
                                                                   ------------

              Total Investment Securities -- 78.4% .............   $ 31,204,200
                                                                   ------------

--------------------------------------------------------------------------------
     Face
    Amount    Repurchase Agreements -- 20.9%                           Value
--------------------------------------------------------------------------------
$  3,301,000  Morgan Stanley Dean Witter Inc 2.15% dated
                12/31/04 due 01/03/05 repurchase proceeds
                $3,301,197 (Collateralized by $3,400,000 US
                Treasury Bond 8.750% due 05/15/20 fair value
                $4,876,348) ....................................   $  3,301,000
   5,000,000  Nesbitt Burns Securities Inc 2.15% dated 12/31/04 due 01/03/05 repurchase proceeds $5,000,299
                (Collateralized by $5,100,000 FHLB 1.625% due
                07/29/05 fair value $5,105,507) ................      5,000,000
                                                                   ------------
              Total Repurchase Agreements ......................   $  8,301,000
                                                                   ------------

              Total Investment Securities and Repurchase
                Agreements -- 99.3%
              (Amortized Cost $39,505,200) .....................   $ 39,505,200

              Other Assets in Excess of Liabilities -- 0.7% ....        284,969
                                                                   ------------

              Net Assets -- 100.0% .............................   $ 39,790,169
                                                                   ============

See accompanying Notes to Portfolios of Investments.

Touchstone Investment Trust
Notes to Portfolios of Investments
December 31, 2004 (Unaudited)
================================================================================

Security Valuation

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

Portfolio Securities Loaned

As of December 31, 2004, the High Yield Fund had loaned corporate bonds having a fair value of approximately $3,399,822 and had received collateral valued at $3,521,564 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividend on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase Agreements

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

Touchstone Investment Trust
Notes to Portfolios of Investments
(Continued)
================================================================================

Investment Income

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

Security Transactions

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information

As of December 31, 2004, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

--------------------------------------------------------------------------------
                                         Gross          Gross           Net
                         Federal       Unrealized     Unrealized     Unrealized
                         Tax Cost     Appreciation   Depreciation   Appreciation
--------------------------------------------------------------------------------
Core Bond Fund .....   $60,852,616    $   694,644    $   183,325    $   511,319
High Yield Fund ....   $89,829,529    $ 6,179,046    $   100,756    $ 6,078,290
--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Investment Trust


By: (Signature)* /s/ Jill T. McGruder
                 ---------------------------------------
Name:  Jill T. McGruder
Title: President

Date: March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature )* /s/ Terrie A. Weidenheft
                  --------------------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer

Date: March 1, 2005


--------------------------------------------------------------------------------
*Print the name and title of each signing officer under his or her signature.